Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Materials Portfolio
September 30, 2021
VMATP-NPRT3-1121
1.856922.114
Common Stocks - 98.6%
	Shares	Value ($)
Chemicals - 62.4%
Commodity Chemicals - 10.4%
LyondellBasell Industries NV Class A	23,760	2,229,876
Olin Corp.	75,322	3,634,287
Tronox Holdings PLC	181,040	4,462,636
		10,326,799
Diversified Chemicals - 1.6%
Eastman Chemical Co.	6,500	654,810
Huntsman Corp.	30,700	908,413
		1,563,223
Fertilizers & Agricultural Chemicals - 9.5%
CF Industries Holdings, Inc.	23,100	1,289,442
Corteva, Inc.	74,600	3,139,168
FMC Corp.	10,989	1,006,153
Nutrien Ltd.	36,200	2,349,599
The Mosaic Co.	40,400	1,443,088
The Scotts Miracle-Gro Co. Class A	1,700	248,812
		9,476,262
Industrial Gases - 15.7%
Air Products & Chemicals, Inc.	16,788	4,299,575
Linde PLC	38,300	11,236,453
		15,536,028
Specialty Chemicals - 25.2%
Albemarle Corp. U.S.	11,490	2,515,965
Ashland Global Holdings, Inc. (a)	5,700	507,984
DuPont de Nemours, Inc.	30,114	2,047,451
Ecolab, Inc.	19,903	4,152,164
Element Solutions, Inc.	85,500	1,853,640
Innospec, Inc.	4,310	362,988
International Flavors & Fragrances, Inc.	22,060	2,949,863
Livent Corp. (a)(b)	36,900	852,759
PPG Industries, Inc.	17,600	2,516,976
RPM International, Inc.	12,000	931,800
Sherwin-Williams Co.	19,074	5,335,570
Wacker Chemie AG	5,300	985,886
		25,013,046
TOTAL CHEMICALS		61,915,358
Construction Materials - 6.0%
Construction Materials - 6.0%
Martin Marietta Materials, Inc.	7,226	2,468,980
Summit Materials, Inc. (b)	28,729	918,466
Vulcan Materials Co.	14,950	2,528,942
		5,916,388
Containers & Packaging - 8.3%
Metal & Glass Containers - 5.4%
Aptargroup, Inc.	9,100	1,086,085
Ball Corp.	27,900	2,510,163
Crown Holdings, Inc.	17,019	1,715,175
		5,311,423
Paper Packaging - 2.9%
Avery Dennison Corp.	9,600	1,989,216
Packaging Corp. of America	6,500	893,360
		2,882,576
TOTAL CONTAINERS & PACKAGING		8,193,999
Metals & Mining - 20.3%
Aluminum - 0.9%
Alcoa Corp. (b)	18,100	885,814
Copper - 7.2%
First Quantum Minerals Ltd.	78,320	1,450,027
Freeport-McMoRan, Inc.	148,240	4,822,247
Lundin Mining Corp.	125,760	904,527
		7,176,801
Diversified Metals & Mining - 0.4%
MMC Norilsk Nickel PJSC sponsored ADR	13,300	395,075
Gold - 4.2%
Newmont Corp.	67,770	3,679,911
Royal Gold, Inc.	5,520	527,105
		4,207,016
Steel - 7.6%
Cleveland-Cliffs, Inc. (b)	58,100	1,150,961
Commercial Metals Co.	40,651	1,238,229
Nucor Corp.	25,800	2,541,042
Reliance Steel & Aluminum Co.	10,200	1,452,684
Steel Dynamics, Inc.	19,500	1,140,360
		7,523,276
TOTAL METALS & MINING		20,187,982
Paper & Forest Products - 1.6%
Forest Products - 1.6%
Louisiana-Pacific Corp.	16,800	1,031,016
West Fraser Timber Co. Ltd.	6,500	547,466
		1,578,482
TOTAL COMMON STOCKS (Cost $80,426,008)		97,792,209

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	212,874	212,916
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	1,096,990	1,097,100
TOTAL MONEY MARKET FUNDS (Cost $1,310,016)		1,310,016

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $81,736,024)	99,102,225
NET OTHER ASSETS (LIABILITIES) - 0.1%	104,939
NET ASSETS - 100.0%	99,207,164

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	1,216,042	71,256,894	72,260,022	800	2	-	212,916	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	1,652,490	10,957,003	11,512,393	2,137	-	-	1,097,100	0.0%
Total	2,868,532	82,213,897	83,772,415	2,937	2	-	1,310,016

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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